PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Office equipment at cost	$ 25,251	$ 15,732
Less: Accumulated depreciation	(12,724)	(12,238)
Total property, plant, and equipment	$ 12,527	$ 3,494